Consolidated statements of comprehensive income - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income
Revenues		$ 1,271,330	$ 669,186	$ 678,595
Costs		(1,028,180)	(626,212)	(575,608)
Gross profit		243,150	42,974	102,987
Selling expenses		(101,969)	(71,835)	(49,898)
Administrative expenses		(45,896)	(34,490)	(24,701)
Exploration expenses		(2,604)	(5,846)	(6,841)
(Impairment) / Recovery of property, plant and equipment and intangible assets, net		(11,258)	6,851	(41,429)
Other net operating results		(23,253)	3,949	(1,130)
Operating profit / (loss)		58,170	(58,397)	(21,012)
Income from equity interests in associates and joint ventures		26,977	13,270	7,968
Financial income		87,226	107,603	93,405
Financial loss		(132,832)	(138,753)	(91,533)
Other financial results		24,060	19,849	4,162
Net financial results		(21,546)	(11,301)	6,034
Net profit / (loss) before income tax		63,601	(56,428)	(7,010)
Income tax		(64,409)	(14,589)	(26,369)
Net loss for the year		(808)	(71,017)	(33,379)
Items that may be reclassified subsequently to profit or loss:
Translation differences from subsidiaries, associates and joint ventures		(7,542)	(9,001)	(8,011)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	19,525	10,154	8,953
Items that may not be reclassified subsequently to profit or loss:
Translation differences from YPF		153,429	205,347	220,425
Other comprehensive income for the year		165,412	206,500	221,367
Total comprehensive income for the year		164,604	135,483	187,988
Net (loss) / income for the year attributable to:
Shareholders of the parent company		257	(69,649)	(34,071)
Non-controlling interest		(1,065)	(1,368)	692
Other comprehensive income for the year attributable to:
Shareholders of the parent company		162,286	204,517	219,666
Non-controlling interest		3,126	1,983	1,701
Total comprehensive income for the year attributable to:
Shareholders of the parent company		162,543	134,868	185,595
Non-controlling interest		$ 2,061	$ 615	$ 2,393
Earnings per share attributable to shareholders of the parent company
Basic and Diluted		$ 0.65	$ (177.42)	$ (86.85)

[1]	Result associated to subsidiaries, associates and joint ventures with the Peso as functional currency. See accounting policy in Note 2.b.1).